Item 1. Schedule of Investments

T. Rowe Price U.S. Bond Index Fund
Semi Annual Report		January 31, 2006
PORTFOLIO OF INVESTMENTS (1)	$ Par/Shares	Value
(Amounts in $000s)
CORPORATE BONDS AND NOTES 23.9%

Aerospace & Defense 0.5%
Boeing, 6.125%, 2/15/33	50	54
Boeing Capital, 6.10%, 3/1/11	50	52
Lockheed Martin
7.65%, 5/1/16	250	294
7.75%, 5/1/26	50	62
8.50%, 12/1/29	100	135
Northrop Grumman, 7.125%, 2/15/11	200	217
		814
Airlines 0.1%
Southwest Airlines, 6.50%, 3/1/12	85	89
		89
Automotive 0.3%
DaimlerChrysler
6.40%, 5/15/06	100	101
6.50%, 11/15/13	200	207
7.20%, 9/1/09	6	6
8.50%, 1/18/31	100	121
Toyota Motor Credit, 4.35%, 12/15/10	5	5
		440
Banking 3.8%
Banc One
7.60%, 5/1/07	8	8
7.625%, 10/15/26	4	5
8.00%, 4/29/27	4	5
Bank of America
3.25%, 8/15/08	250	240
3.375%, 2/17/09	250	239
3.875%, 1/15/08	75	74
4.75%, 10/15/06	10	10
4.875%, 9/15/12	100	98
6.375%, 2/15/08	10	10
7.40%, 1/15/11	110	121
Bank One
3.70%, 1/15/08	100	98
5.50%, 3/26/07	50	50
6.875%, 8/1/06	5	5
Bankamerica, 6.625%, 10/15/07	10	10
BB&T
4.75%, 10/1/12	95	93
5.25%, 11/1/19	200	196
Capital One Bank, 6.50%, 6/13/13	300	317
Chase Manhattan, 7.875%, 6/15/10	65	72
Citicorp
7.00%, 7/1/07	8	8
7.25%, 9/1/08	4	4
Citigroup
5.00%, 9/15/14	250	245
5.50%, 8/9/06	12	12
5.625%, 8/27/12	200	206
5.75%, 5/10/06	200	200
6.00%, 2/21/12	13	14
First Union
6.375%, 1/15/09	2	2
6.40%, 4/1/08	205	211
First Union National Bank
5.80%, 12/1/08	100	102
7.875%, 2/15/10	4	5
Fleet Financial Group, 6.50%, 3/15/08	15	15
HSBC Bank USA
4.625%, 4/1/14	250	239
5.875%, 11/1/34	300	301
HSBC Holdings
5.25%, 12/12/12	100	100
7.50%, 7/15/09	100	108
JPMorgan Chase Capital, 5.875%, 3/15/35	325	319
JPMorgan Chase
5.25%, 5/30/07	100	101
6.875%, 1/15/07	200	203
Key Bank, 7.00%, 2/1/11	2	2
Marshall & Ilsley Bank
3.80%, 2/8/08	150	147
5.25%, 9/4/12	20	20
National City, 5.75%, 2/1/09	100	102
National Westminster Bank PLC, 7.375%, 10/1/09	4	4
Nationsbank, 7.25%, 10/15/25	10	12
NBD Bancorp, 7.125%, 5/15/07	8	8
PNC Bank, 4.875%, 9/21/17	250	238
PNC Funding, 5.125%, 12/14/10	125	125
Regions Financial, 6.375%, 5/15/12	100	107
Royal Bank of Canada, 3.875%, 5/4/09	150	145
Royal Bank of Scotland Group, 5.00%, 10/1/14	125	123
Sovereign Bancorp, 144A, 4.80%, 9/1/10	150	146
Suntrust Bank, 5.45%, 12/1/17	130	131
Synovus Financial, 4.875%, 2/15/13	90	88
U.S. Bank
4.95%, 10/30/14	200	197
6.375%, 8/1/11	150	159
Wachovia
4.95%, 11/1/06	12	12
6.25%, 8/4/08	4	4
Wachovia Bank
4.85%, 7/30/07	85	85
4.875%, 2/1/15	150	146
Wells Fargo
4.20%, 1/15/10	150	145
5.00%, 11/15/14	5	5
5.125%, 9/1/12	350	349
5.25%, 12/1/07	100	101
World Savings Bank, F.S.B., 4.125%, 12/15/09	100	97
		6,744
Beverages 0.3%
Bottling Group, 4.625%, 11/15/12	100	97
Coca Cola Enterprises
6.75%, 1/15/38	8	9
7.125%, 8/1/17	15	17
8.50%, 2/1/12	15	18
PepsiAmericas, 4.875%, 1/15/15	125	121
PepsiCo, 5.75%, 1/15/08	200	204
		466
Broadcasting 0.1%
Turner Broadcasting Systems, 8.375%, 7/1/13	8	9
Univision Communications, 3.50%, 10/15/07	200	194
		203
Building and Real Estate 0.3%
Lennar, 5.60%, 5/31/15	150	146
Pulte Homes, 7.875%, 8/1/11	200	218
Ryland Group, 5.375%, 1/15/15	150	140
		504
Building Products 0.2%
CRH America, 6.40%, 10/15/33	150	161
Masco, 5.875%, 7/15/12	100	101
		262
Cable Operators 0.5%
AT&T Broadband, 8.375%, 3/15/13	616	704
Cox Communications
6.75%, 3/15/11	100	104
7.75%, 8/15/06	50	51
		859
Chemicals 0.2%
Chevron Phillips Chemical, 5.375%, 6/15/07	100	100
Lubrizol, 5.50%, 10/1/14	200	199
		299
Computer Service & Software 0.3%
IBM
3.80%, 2/1/08	95	93
4.25%, 9/15/09	100	97
6.50%, 1/15/28	11	12
7.00%, 10/30/45	10	12
8.375%, 11/1/19	100	128
Oracle, 144A, 5.00%, 1/15/11	250	248
		590
Conglomerates 0.9%
GE Capital
3.125%, 4/1/09	350	332
4.125%, 9/1/09	400	389
5.00%, 2/15 - 6/15/07	280	280
5.45%, 1/15/13	200	203
7.375%, 1/19/10	9	10
Hutchison Whampoa, 144A, 6.50%, 2/13/13	200	210
Tyco International, 6.375%, 10/15/11	175	184
United Technologies, 7.50%, 9/15/29	5	6
		1,614
Consumer Products 0.4%
Clorox, 4.20%, 1/15/10	170	164
Colgate Palmolive, 5.98%, 4/25/12	100	105
Fortune Brands
5.125%, 1/15/11	120	120
6.25%, 4/1/08	200	204
Gillette, 3.50%, 10/15/07	50	49
Newell Rubbermaid, 4.625%, 12/15/09	35	34
		676
Department Stores 0.1%
May Department Stores, 5.75%, 7/15/14	200	202
		202
Diversified Chemicals 0.2%
Dow Chemical, 5.75%, 12/15/08	150	153
Du Pont E I De Nemours
5.875%, 5/11/09	65	67
8.25%, 9/15/06	5	5
Praxair
6.375%, 4/1/12	104	111
6.50%, 3/1/08	5	5
		341
Drugs 0.2%
Abbott Laboratories, 5.625%, 7/1/06	5	5
Amgen, 4.00%, 11/18/09	125	121
Bristol-Myers Squibb
5.75%, 10/1/11	100	103
6.80%, 11/15/26	6	6
Genentech, 4.40%, 7/15/10	60	59
Pfizer, 4.65%, 3/1/18	150	142
		436
Energy 0.2%
Transocean, 7.50%, 4/15/31	200	247
XTO Energy, 4.90%, 2/1/14	100	97
		344
Entertainment and Leisure 0.0%
Viacom
5.625%, 8/15/12	65	65
7.875%, 7/30/30	15	17
		82
Exploration and Production 0.3%
Anadarko Petroleum, 5.375%, 3/1/07	3	3
Canadian Natural Resources, 6.45%, 6/30/33	200	215
Encana, 4.60%, 8/15/09	250	246
		464
Financial 1.3%
American General Finance
5.375%, 10/1/12	3	3
5.40%, 12/1/15	100	99
Associates Corporation of North America, 6.875%, 11/15/08	5	5
CIT Group
5.00%, 2/1/15	400	386
5.40%, 1/30/16	150	148
Commercial Credit, 6.75%, 7/1/07	150	154
Countrywide Home Loans
5.625%, 7/15/09	200	202
6.25%, 4/15/09	15	16
Eksportfinans, 4.75%, 12/15/08	350	350
Household Finance
4.75%, 7/15/13	9	9
5.75%, 1/30/07	174	175
5.875%, 2/1/09	9	9
6.375%, 10/15/11	11	12
7.00%, 5/15/12	9	10
International Lease Finance
4.875%, 9/1/10	350	345
6.375%, 3/15/09	100	103
SLM Corporation, 5.05%, 11/14/14	200	196
		2,222
Food Processing 0.4%
Archer Daniels Midland, 8.875%, 4/15/11	5	6
Bestfoods, 6.625%, 4/15/28	5	6
Bunge Limited Finance
4.375%, 12/15/08	200	196
5.10%, 7/15/15	115	110
Kellogg, 7.45%, 4/1/31	100	121
Kraft Foods
4.00%, 10/1/08	150	145
6.50%, 11/1/31	100	108
		692
Forest Products 0.3%
Abitibi Consolidated Company of Canada, 6.95%, 12/15/06	62	62
International Paper, STEP, 5.85%, 10/30/12	300	303
Weyerhaeuser, 6.75%, 3/15/12	200	211
		576
Gaming 0.1%
Harrah's Operating, 5.50%, 7/1/10	150	150
		150
Gas & Gas Transmission 0.9%
Boardwalk Pipelines, 5.50%, 2/1/17	300	295
Consolidated Natural Gas
5.00%, 3/1/14	200	193
6.25%, 11/1/11	15	16
Duke Capital, 4.37%, 3/1/09	200	195
Enterprise Products Operations, 4.95%, 6/1/10	300	294
Kinder Morgan, 6.50%, 9/1/12	100	105
Kinder Morgan Finance, 144A, 5.70%, 1/5/16	175	175
Panhandle Eastern Pipeline, 4.80%, 8/15/08	200	198
Southern California Gas, 5.75%, 11/15/35	140	142
Vastar Resources, 6.50%, 4/1/09	4	4
		1,617
Healthcare 0.4%
Hospira, 4.95%, 6/15/09	150	148
Medtronic, 144A, 4.375%, 9/15/10	210	204
Unitedhealth Group, 4.875%, 4/1/13	200	197
Wellpoint, 5.00%, 1/15/11	130	129
		678
Industrial 0.0%
Amvescap PLC, 5.90%, 1/15/07	3	3
		3
Information Technology 0.2%
Hewlett Packard, 5.50%, 7/1/07	225	226
Honeywell, 6.625%, 6/15/28	5	6
Motorola, 8.00%, 11/1/11	175	199
		431
Insurance 1.1%
AFLAC, 6.50%, 4/15/09	100	104
Allstate
6.125%, 12/15/32	150	158
6.75%, 5/15/18	3	3
7.20%, 12/1/09	10	11
7.50%, 6/15/13	2	2
AMBAC Financial, 5.95%, 12/5/35	200	202
American General, 7.50%, 8/11/10	100	109
GE Global Insurance, 7.75%, 6/15/30	100	124
Hartford Financial Services, 4.75%, 3/1/14	200	193
Hartford Life, 7.65%, 6/15/27	100	123
John Hancock Financial Services, 5.625%, 12/1/08	100	102
Lincoln National, 5.25%, 6/15/07	100	100
Principal Life Global Funding I, 144A, 5.25%, 1/15/13	100	101
Prudential Financial, 5.40%, 6/13/35	375	354
Safeco, 4.875%, 2/1/10	150	148
St. Paul Travelers Companies, 5.75%, 3/15/07	50	50
Travelers Property Casualty, 5.00%, 3/15/13	100	98
		1,982
Investment Dealers 1.8%
Ameriprise Financial, 5.35%, 11/15/10	85	85
Bear Stearns
2.875%, 7/2/08	8	8
4.50%, 10/28/10	200	195
Credit Suisse First Boston (USA)
4.70%, 6/1/09	150	149
5.125%, 1/15/14	200	198
7.125%, 7/15/32	200	239
Franklin Resources, 3.70%, 4/15/08	20	19
Goldman Sachs
3.875%, 1/15/09	85	82
5.15%, 1/15/14	100	98
6.60%, 1/15/12	407	434
6.875%, 1/15/11	7	8
Goldman Sachs Capital I, 6.345%, 2/15/34	50	52
Jefferies Group, 6.25%, 1/15/36	75	74
Lehman Brothers
3.95%, 11/10/09	300	288
4.25%, 1/27/10	200	194
4.80%, 3/13/14	125	121
7.625%, 6/1/06	100	101
Merrill Lynch
3.125%, 7/15/08	200	192
4.125%, 1/15/09	150	146
5.00%, 1/15/15	200	195
6.875%, 11/15/18	65	73
Morgan Stanley
4.75%, 4/1/14	125	119
5.80%, 4/1/07	130	131
6.75%, 4/15/11	8	8
		3,209
Manufacturing 0.4%
Caterpillar Financial Services
4.50%, 9/1/08	150	148
4.75%, 2/17/15	175	169
Deere & Company, 7.85%, 5/15/10	15	17
Dover, 6.50%, 2/15/11	100	106
John Deere Capital
3.90%, 1/15/08	50	49
4.375%, 3/14/08	150	148
4.50%, 8/22/07	150	149
		786
Media and Communications 0.5%
News America, 7.25%, 5/18/18	100	111
Time Warner Entertainment, 8.375%, 3/15/23	600	695
		806
Metals 0.1%
Alcan Aluminum, 5.00%, 6/1/15	100	96
Alcoa
5.375%, 1/15/13	120	121
6.50%, 6/1/11	12	13
		230
Metals & Mining 0.3%
BHP Billiton Financial, 5.00%, 12/15/10	175	175
Inco, 7.75%, 5/15/12	100	110
Newmont Mining, 5.875%, 4/1/35	200	194
Placer Dome, 6.375%, 3/1/33	100	103
		582
Oil Field Services 0.1%
Baker Hughes, 6.00%, 2/15/09	150	154
		154
Other Telecommunications 0.2%
British Telecommunications, STEP, 8.875%, 12/15/30	100	132
Telus, 7.50%, 6/1/07	250	257
Verizon New England, 6.50%, 9/15/11	20	21
		410
Petroleum 1.3%
Amoco, 6.50%, 8/1/07	4	4
Atlantic Richfield, 5.90%, 4/15/09	200	206
ChevronTexaco Capital, 3.375%, 2/15/08	200	194
ConocoPhillips, 5.90%, 10/15/32	250	263
Devon Financing, 6.875%, 9/30/11	200	217
Enbridge, 4.90%, 3/1/15	150	146
Occidental Petroleum Corporation, 6.75%, 1/15/12	300	328
Pemex Project Funding Master Trust
7.375%, 12/15/14	350	387
144A, 6.625%, 6/15/35	100	100
Petro Canada, 5.95%, 5/15/35	200	201
Petrobras International, 9.875%, 5/9/08	45	50
Phillips Petroleum, 6.375%, 3/30/09	25	26
Sunoco, 4.875%, 10/15/14	150	146
Texaco Capital
5.50%, 1/15/09	5	5
8.625%, 4/1/32	5	7
		2,280
Railroads 0.2%
Canadian National Railway, 6.25%, 8/1/34	95	104
Norfolk Southern
5.59%, 5/17/25	48	47
7.25%, 2/15/31	52	62
Union Pacific
5.75%, 10/15/07	100	101
6.65%, 1/15/11	50	53
		367
Real Estate Investment Trust Securities 0.6%
Arden Realty, 5.25%, 3/1/15	115	115
EOP Operating LP
7.00%, 7/15/11	325	348
7.75%, 11/15/07	100	104
ERP Operating LP, 5.375%, 8/1/16	105	104
iStar Financial, 5.125%, 4/1/11	325	318
Simon Property, 144A, 5.75%, 12/1/15	150	151
		1,140
Restaurants 0.1%
Yum! Brands, 7.70%, 7/1/12	100	110
		110
Retail 0.3%
CVS, 4.00%, 9/15/09	200	192
Dayton Hudson, 5.875%, 11/1/08	1	1
Target
5.40%, 10/1/08	10	10
5.875%, 3/1/12	100	105
Wal-Mart
4.375%, 7/12/07	1	1
5.25%, 9/1/35	150	143
6.875%, 8/10/09	100	106
7.25%, 6/1/13	9	10
		568
Satellites 0.1%
British Sky Broadcasting Group, 6.875%, 2/23/09	150	157
		157
Savings and Loan 0.1%
Washington Mutual, 8.25%, 4/1/10	100	111
		111
Specialty Retailers 0.3%
Home Depot, 4.625%, 8/15/10	200	198
Lowes Companies, 5.00%, 10/15/15	250	248
		446
Supermarkets 0.1%
Kroger, 7.625%, 9/15/06	100	102
		102
Telephones 1.3%
Alltel
6.50%, 11/1/13	5	5
7.00%, 3/15/16	11	12
Bellsouth, 6.875%, 10/15/31	21	23
Bellsouth Capital Funding, 7.875%, 2/15/30	100	119
BellSouth Telecommunications, 6.375%, 6/1/28	5	5
France Telecom, STEP, 7.75%, 3/1/11	400	444
GTE, 6.94%, 4/15/28	15	16
GTE South, 6.125%, 6/15/07	15	15
SBC Communications, 5.10%, 9/15/14	625	606
Southwestern Bell Telephone, 6.625%, 7/15/07	15	15
Telecom Italia Capital, 5.25%, 11/15/13	500	485
Telefonos de Mexico, 4.75%, 1/27/10	245	240
Verizon Global Funding
4.00%, 1/15/08	100	98
7.25%, 12/1/10	100	108
7.75%, 12/1/30	100	117
		2,308
Transportation 0.1%
FedEx, 6.875%, 2/15/06	144	144
		144
Utilities 1.7%
Alabama Power
5.375%, 10/1/08	6	6
5.50%, 10/15/17	100	101
American Electric Power, 5.375%, 3/15/10	150	151
Appalachian Power, 3.60%, 5/15/08	200	194
Black Hills, 6.50%, 5/15/13	50	51
Boston Edison, 4.875%, 4/15/14	100	98
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	113
Consolidated Edison, 7.50%, 9/1/10	105	116
Energy East, 5.75%, 11/15/06	40	40
Exelon Generation, 6.95%, 6/15/11	200	215
Georgia Power, 5.25%, 12/15/15	200	200
Indiana Michigan Power, 6.125%, 12/15/06	3	3
Korea Electric Power, 144A, 4.25%, 9/12/07	100	99
NiSource Finance, 7.875%, 11/15/10	200	221
Northern States Power, 5.25%, 7/15/35	145	137
Pacific Gas & Electric, 3.60%, 3/1/09	200	191
Pinnacle West Capital, 6.40%, 4/1/06	200	200
PPL Electric Utilities, 5.875%, 8/15/07	30	30
PPL Energy Supply, 6.40%, 11/1/11	50	52
Progress Energy, 7.10%, 3/1/11	100	107
Public Service Company of Colorado, 7.875%, 10/1/12	150	173
Southern California Edison, 4.65%, 4/1/15	200	192
Virginia Electric & Power
5.75%, 3/31/06	100	100
6.00%, 1/15/36	200	199
7.625%, 7/1/07	6	6
		2,995
Wireless Communications 0.7%
Airtouch Communications, 6.65%, 5/1/08	10	10
America Movil, 5.50%, 3/1/14	350	342
AT&T Wireless
7.50%, 5/1/07	10	11
7.875%, 3/1/11	300	335
Sprint Capital
6.875%, 11/15/28	350	380
7.625%, 1/30/11	150	165
Vodafone Airtouch PLC, 7.875%, 2/15/30	10	12
		1,255
Total Corporate Bonds and Notes (Cost $41,990)		41,940
ASSET-BACKED SECURITIES 1.6%

Auto-Backed 0.4%
Whole Auto Loan Trust, Series 2004-1, Class A4, 3.26%, 3/15/11	675	656
		656
Credit Card-Backed 0.5%
Capital One Multi-Asset Execution Trust
Series 2005-A7, Class A7, 4.70%, 6/15/15	375	370
Chase Issuance Trust
Series 2005-A7, Class A7, 4.55%, 3/15/13	375	370
MBNA Credit Card Master Note Trust
Series 2001, Class AA, 5.75%, 10/15/08	100	100
		840
Home Equity Loans-Backed 0.4%
Credit-Based Asset Services and Securitization
Series 2005-CB5, Class AF2, VR, 4.831%, 8/25/35	420	415
New Century Home Equity Loan Trust
Series 2005-A, Class A6, VR, 4.954%, 8/25/35	325	314
		729
Motorcycles 0.2%
Harley Davidson Motorcycle Trust
Series 2003-2, Class A2, 2.07%, 2/15/11	303	292
		292
Stranded Asset 0.1%
Reliant Energy Transition, Series 2001-1, Class A2, 4.76%, 9/15/09	240	239
		239
Total Asset-Backed Securities (Cost $2,817)		2,756
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 4.5%

Commercial Mortgage Backed Securities 4.5%
Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO, 4.648%, 9/11/36	500	485
Series 2004-6, Class A1, CMO, 3.801%, 12/10/42	170	166
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38	350	344
Series 2004-PWR6, Class A4, CMO, 4.521%, 11/11/41	1,100	1,066
Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41	575	560
Series 2005-PWR8, Class A4, CMO, 4.674%, 6/11/41	225	216
Series 2005-PWR9, Class AAB, CMO, 4.804%, 9/15/42	625	612
Series 2005-T18, Class A1, CMO, 4.274%, 2/13/42	338	332
Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO, 3.787%, 10/15/41	125	122
Citigroup/Deutsche Bank Commerical Mortgage
Series 2005-C1, Class AJ, CMO, 5.224%, 9/15/20	225	224
Commercial Mortgage
Series 2005-LP5, Class A1, CMO, PTC, 4.235%, 5/10/43	331	326
DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32	250	265
GE Capital Commercial Mortgage
Series 2001-1, Class A1, CMO, 6.079%, 5/15/33	56	57
Series 2001-1, Class A2, CMO, 6.531%, 3/15/11	400	425
Series 2005-C4, Class A1, CMO, 5.082%, 11/10/45	346	347
JPMorgan Chase Commercial Mortgage Finance
Series 2000-C10, Class A2, CMO, 7.371%, 8/15/32	125	134
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33	285	299
Series 2005-LDP4, Class ASB, CMO, VR, 4.824%, 10/15/42	375	368
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO, 3.636%, 11/15/27	540	524
Series 2006-C1, Class A4, CMO, 5.156%, 2/15/31	875	868
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO, 5.98%, 1/15/39	200	209
Total Non-U.S. Government Mortgage-Backed Securities (Cost $8,101)		7,949
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 34.6%

U.S. Government Agency Obligations 32.0%
Federal Home Loan Mortgage
4.50%, 5/1/19 - 4/1/35	1,076	1,024
5.00%, 10/1/18 - 11/1/35	9,170	8,906
5.50%, 3/1/18 - 2/1/34	2,450	2,458
6.00%, 12/1/13 - 12/1/33	1,039	1,053
6.50%, 4/1/16 - 1/1/36	3,379	3,464
7.00%, 11/1/30 - 6/1/32	66	68
7.50%, 4/1/15	7	8
TBA, 4.50%, 1/1/36	325	304
TBA, 5.50%, 1/1/34	700	693
Federal National Mortgage Assn.
4.50%, 5/1/18 - 6/1/35	5,280	5,109
5.00%, 12/1/08 - 10/1/35	8,273	8,066
5.50%, 1/1/17 - 1/1/35	16,490	16,378
6.00%, 6/1/16 - 11/1/34	6,107	6,177
6.50%, 4/1/15 - 12/1/32	1,912	1,965
7.00%, 7/1/10 - 7/1/32	379	394
7.50%, 10/1/25 - 5/1/31	60	63
8.00%, 3/1/31	72	77
		56,207
U.S. Government Obligations 2.6%
Government National Mortgage Assn.
4.50%, 3/20/34	442	424
5.00%, 7/15 - 9/15/33	1,798	1,774
5.50%, 8/15/35	749	753
6.00%, 7/15/16 - 1/20/35	825	847
6.50%, 5/15/16 - 9/20/34	120	126
7.00%, 3/15/13 - 6/15/31	176	184
7.50%, 11/15/12 - 1/15/32	325	343
8.00%, 1/15/26	40	43
TBA, 6.00%, 1/1/33	125	128
		4,622
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $61,631)		60,829
U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 31.4%

U.S. Government Agency Obligations ± 10.9%
Federal Farm Credit Banks, 5.75%, 1/18/11	300	312
Federal Home Loan Bank
2.50%, 3/15/06	500	499
2.875%, 9/15/06	500	494
3.75%, 8/18/09	1,000	966
4.375%, 3/17/10	2,500	2,460
5.75%, 5/15/12	185	194
5.80%, 9/2/08	1,000	1,025
Federal Home Loan Mortgage
1.875%, 2/15/06	500	500
2.375%, 2/15/07	500	488
2.75%, 3/15/08	275	264
3.625%, 9/15/08	500	486
4.125%, 10/18/10	750	728
4.50%, 7/15/13 - 1/15/14	1,250	1,219
4.875%, 3/15/07	40	40
5.75%, 4/15/08 - 1/15/12	1,400	1,436
6.875%, 9/15/10	350	379
Federal National Mortgage Assn.
2.375%, 2/15/07	500	488
4.25%, 7/15/07	60	60
4.375%, 10/15/06	60	60
5.00%, 1/15/07	97	97
5.25%, 4/15/07 - 8/1/12	1,175	1,181
5.50%, 3/15/11	300	309
6.00%, 5/15/08 - 5/15/11	965	1,000
6.25%, 5/15/29	842	977
6.625%, 10/15/07 - 11/15/30	1,300	1,437
7.125%, 6/15/10	1,000	1,089
7.25%, 1/15/10	740	804
Tennessee Valley Authority, 4.75%, 8/1/13	200	198
		19,190
U.S. Treasury Obligations 20.5%
U.S. Treasury Bonds
5.25%, 2/15/29	704	755
5.375%, 2/15/31	517	569
5.50%, 8/15/28	146	161
6.00%, 2/15/26	1,089	1,265
6.125%, 11/15/27	43	51
6.25%, 8/15/23 - 5/15/30	2,307	2,724
7.25%, 5/15/16 - 8/15/22	1,580	1,976
7.50%, 11/15/16	75	93
7.875%, 2/15/21	700	935
8.125%, 8/15/19	750	1,005
8.50%, 2/15/20	12	17
8.75%, 5/15/17	25	34
9.25%, 2/15/16	20	28
9.875%, 11/15/15	630	892
U.S. Treasury Notes
2.25%, 2/15/07	2,000	1,953
2.625%, 5/15/08 - 3/15/09	835	791
2.75%, 8/15/07	410	399
3.00%, 11/15/07 - 2/15/09	512	496
3.125%, 4/15/09	735	705
3.25%, 8/15/07	245	240
3.375%, 2/28/07 - 10/15/09	3,000	2,938
3.50%, 5/31/07 - 8/15/09	1,805	1,776
3.625%, 1/15/10 - 5/15/13	4,100	3,956
3.75%, 3/31/07 - 5/15/08	2,450	2,422
3.875%, 7/15/10	1,900	1,853
4.00%, 6/15/09 - 2/15/15	335	325
4.25%, 8/15/13 - 11/15/14	2,650	2,597
4.375%, 5/15/07 - 12/15/10	2,660	2,646
4.75%, 11/15/08 - 5/15/14	250	252
5.50%, 2/15/08 - 5/15/09	456	467
5.625%, 5/15/08	102	105
5.75%, 8/15/10	196	206
6.00%, 8/15/09	159	167
6.125%, 8/15/07	130	133
6.50%, 2/15/10	366	393
6.625%, 5/15/07	684	702
		36,027
Total U.S. Government & Agency Obligations
(excluding Mortgage-Backed) (Cost $55,215)		55,217
FOREIGN GOVERNMENT OBLIGATIONS & AGENCY
OBLIGATIONS 2.9%

Canadian Government and Municipalities 1.0%
Canada Mortgage & Housing
2.95%, 6/2/08	100	96
4.80%, 10/1/10	350	350
Government of Canada, 5.25%, 11/5/08	12	12
Hydro-Quebec, 7.50%, 4/1/16	100	118
Hydro-Quebec, 8.00%, 2/1/13	11	13
Providence of Saskatchewan, 7.125%, 3/15/08	4	4
Province of British Columbia
4.625%, 10/3/06	4	4
5.375%, 10/29/08	4	4
Province of Manitoba
5.50%, 10/1/08	4	4
7.50%, 2/22/10	104	114
Province of New Brunswick, 3.50%, 10/23/07	4	4
Province of Newfoundland
7.32%, 10/13/23	4	5
8.65%, 10/22/22	4	5
Province of Nova Scotia, 5.75%, 2/27/12	354	368
Province of Ontario
3.125%, 5/2/08	4	4
3.50%, 9/17/07	104	102
3.625%, 10/21/09	300	288
3.75%, 12/15/09	4	4
5.125%, 7/17/12	4	4
5.50%, 10/1/08	104	105
Province of Quebec
5.00%, 7/17/09	4	4
5.75%, 2/15/09	4	4
6.125%, 1/22/11	4	4
7.00%, 1/30/07	104	106
7.125%, 2/9/24	4	5
7.50%, 7/15/23	104	136
7.50%, 9/15/29	4	5
		1,872
Foreign Government and Municipalities
(Excluding Canadian) 1.9%
Asian Development Bank
4.125%, 9/15/10	250	244
4.875%, 2/5/07	7	7
6.75%, 6/11/07	4	4
European Investment Bank
2.70%, 4/20/07	100	97
3.375%, 3/16/09	407	393
3.375%, 6/12/13	250	237
4.875%, 9/6/06	16	16
Inter-American Development Bank
3.375%, 3/17/08	5	5
4.375%, 9/20/12	5	5
6.375%, 10/22/07	100	103
7.375%, 1/15/10	106	116
KFW International Finance, 4.75%, 1/24/07	111	111
Kreditanstalt Fur Wiederaufbau, 3.25%, 3/30/09	200	192
Republic of Chile, 5.50%, 1/15/13	80	82
Republic of Italy
2.75%, 12/15/06	12	12
3.25%, 5/15/09	300	287
3.625%, 9/14/07	100	98
4.375%, 10/25/06	24	24
4.50%, 1/21/15	200	192
5.625%, 6/15/12	8	8
6.00%, 2/22/11	6	6
Republic of South Africa, 6.50%, 6/2/14	100	108
Republic of South Korea, 8.875%, 4/15/08	100	109
United Mexican States
6.375%, 1/16/13	100	106
7.50%, 1/14/12	100	112
8.00%, 9/24/22	300	366
9.875%, 2/1/10	100	117
11.375%, 9/15/16	100	148
		3,305
Total Foreign Government Obligations & Agency Obligations (Cost $5,101)		5,177
SHORT-TERM INVESTMENTS 1.0%

Money Market Funds 1.0%
T. Rowe Price Reserve Investment Fund, 4.45% #†	1,832	1,832
Total Short-Term Investments (Cost $1,832)		1,832

Total Investments in Securities
99.9% of Net Assets (Cost $176,687)		$175,700

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
±	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
†	Affiliated company – See Note 4
144A	Security was purchased pursuant to Rule 144A under the Securities
Act of 1933 and may be resold in transactions exempt from
registration only to qualified institutional buyers -- total value of such securities at period end amounts to $1,434 and represents
0.8% of net assets
CMO	Collateralized Mortgage Obligation
PTC	Pass-Through Certificate
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $1,125 (0.6%
of net assets) at period-end; See Note 2
VR	Variable Rate; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Bond Index Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

TBA Purchase Commitments

The fund may enter into TBA (to be announced) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $176,687,000. Net unrealized loss aggregated $987,000 at period-end, of which $1,720,000 related to appreciated investments and $2,707,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three ended January 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $20,000, and the value of shares of the T. Rowe Price Reserve Funds held at January 31, 2006 and October 31, 2005 was $1,832,000 and $855,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	March 21, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	March 21, 2006